11. Prepaid expenses	12 Months Ended
Dec. 31, 2018
Prepaid Expenses
Prepaid expenses
	2018	2017

Prepaid expenses	346,441	207,832
Advertising not released (i)	76,651	124,387
Rentals and insurance	78,005	49,185
Network swap (ii)	11,449	20,191
Incremental costs for obtaining client contracts (iii)	173,056	-
Other	7,280	14,069

Current portion	(272,060)	(168,366)
Non-current portion (iii)	74,381	39,466

(i) Represents the early payment of expenses from the advertising of TIM brand’s products and services, which were recognized in income for the period during which the advertising is broadcast.

(ii) On April 1st, 2010, the subsidiary TIM S.A. and GVT entered into an onerous contract and a reciprocal agreement for the assignment of fiber optic infrastructure (network swap), in order to expand their respective areas of operation. Given the economic nature of the transaction, the amount was recognized in the (current and non-current) prepaid expenses and deferred revenue (current and non-current) and is amortized to income according to the contract’s term.

(iii) This is mainly represented by incremental costs related to sales commissions paid to sales agent in order to obtain customer contracts arising from the adoption of IFRS 15, which are amortized to income according to the benefit period, which is usually two years. The reclassified balance of the “intangible assets” account as of January 1st, 2018 was R$128,760 (note 2.f).